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<FILENAME>vantis 13F 3Q 2002.txt
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                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	7/31/2002
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

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	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	32
					------------------

Form 13F Information Table Value Total:	195,512
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]

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
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  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------

ADVANCED MED OPT		     COM     00763M108      190     20,000	 20,000


CENTEX CORPORATION		     COM     152312104    5,013    113,045	113,045


CITIGROUP INC 			     COM     172967101    4,778    161,170	161,170


CLEAR CHANNEL COMM.		     COM     184502102    1,738     50,000	 50,000


COACH INC			     COM     189754104    7,652    298,910	298,910


CONCORD EFS INC			     COM     206197105    5,528    348,100	348,100


D R HORTON INC			     COM     23331A109    3,089    165,888	165,888


ELECTRONIC ARTS			     COM     285512109   10,724    162,580	162,580


FLEXTRONICS INTL		     COM     Y2573F102    1,046    150,000	150,000


FOX ENTERTAINMENT-A		     COM     35138T107    2,423    110,000	110,000


GAP INC.			     COM     364760108    5,816    536,000	536,000


GOLDMAN SACHS GROUP		     COM     38141G104   10,664    161,505	161,505


INTUIT INC.			     COM     461202103    7,909    173,710	173,710


INTEL CORP			     COM     458140100    1,111     80,000	 80,000


JOHNSON & JOHNSON		     COM     478160104   10,625    196,460	196,460


LENNAR CORP.			     COM     526057104    8,237    147,665	147,665


MERRILL LYNCH & CO.		     COM     590188108    1,483     45,000	 45,000


MICROSOFT CORP			     COM     594918104   11,786    269,465	269,465


MOODY'S CORP			     COM     615369105    4,517     93,130	 93,130


NASDAQ 100 SHARES US-ETFS	    US-ETFS  631100104    8,288    400,000	400,000


NEXEL COMMUNICATIONS INC.	     COM     65332V103    2,454    325,000	325,000


PHARM HLDRS US-ETFS		    US-ETFS  71712A206    2,896     42,000	 42,000


PROCTOR & GAMBLE		     COM     742718109    8,406     94,050	 94,050


REGAL ENTERTAINMENT GROUP - A	     COM     758766109    3,145    176,785	176,785


S&P DEPOSITORY RCPTS US-EFTS	    US-EFTS  78462F103   20,448    250,000	250,000


SEMI CONDUCTOR COM US-EFTS	    US-EFTS  816636203    3,752    195,000	195,000


TARGET CORP			     COM     87612E106    6,158    208,610	208,610


TEXAS INSTRUMENTS INC		     COM     882508104    4,806    325,390	325,390


UNIVISION COMMUNICATIONS INC	     COM     914906102    6,175    270,825	270,825


VIACOM INC - CL B		     COM     925524308    9,578    236,207	236,207


WASHINGTON MUTUAL INC		     COM     939322103    8,993    285,765	285,675


WELLS FARGO & CO		     COM     949746101    6,084    126,330	126,330



Column Totals						195,512

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  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------


ADVANCED MED OPT						 20,000


CENTEX CORPORATION						113,045


CITIGROUP INC.							161,170


CLEAR CHANNEL COMM.						 50,000


COACH INC.							298,910


CONCORD EFS INC.						348,100


D R HORTON INC.							165,888


ELECTRONIC ARTS							162,580


FLEXTRONICS INTL.						150,000


FOX ENTERTAINMENT-A						110,000


GAP INC.							536,000


GOLDMAN SACHS GROUP						161,505


INTUIT INC.							173,710


INTEL CORP							 80,000


JOHNSON & JOHNSON						196,460


LENNAR CORP.							147,665


MERRILL LYNCH & CO.						 45,000


MICROSOFT CORP							269,465


MOODY'S CORP							 93,130


NASDAQ 100 SHARES US-ETFS					400,000


NEXEL COMMUNICATIONS INC.					325,000


PHARM HLDRS US-ETFS						 42,000


PROCTOR & GAMBLE						 94,050


REGAL ENTERTAINMENT GROUP - A					176,785


S&P DEPOSITORY RCPTS US-EFTS					250,000


SEMI CONDUCTOR COM US-EFTS					195,000


TARGET CORP							208,610


TEXAS INSTRUMENTS INC						325,390


UNIVISION COMMUNICATIONS INC					270,825


VIACOM INC - CL B						236,207


WASHINGTON MUTUAL INC						285,675


WELLS FARGO & CO.						126,330



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